EARNINGS (LOSS) PER SHARE	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
EARNINGS (LOSS) PER SHARE
EARNINGS (LOSS) PER SHARE

Note 6—EARNINGS PER SHARE

        Basic and diluted earnings per share were calculated as follows:

	Nine Months Ended September 30,		Three Months Ended September 30,
	2011	2010	2011	2010
Net income (loss)	$854,481	$(3,610,968)	$1,130,257	$(2,955,423)

Weighted average number of shares used in basic earnings (loss) per share	62,897,373	54,721,924	63,069,912	54,945,823
Additional dilutive shares from the assumed exercise of outstanding:
Options	1,352,691	—	1,215,995	—
Restricted stock units	187,779	—	124,728	—
Warrants	1,020,900	—	452,858	—

Weighted average number of shares used in diluted earnings (loss) per share	65,458,743	54,721,924	64,863,493	54,945,823

        Anti-dilutive common stock equivalents were excluded from the calculation of diluted income (loss) per share as follows:

	Periods Ended September 30, 2011
	Nine Months	Three Months
Stock options	616,200	616,200
Warrants	2,137,277	13,717,358
Restricted stock units	1,290,640	768,740

Total	4,044,117	15,102,298

Note 10—EARNINGS (LOSS) PER SHARE

        Basic and diluted earnings (loss) per share were calculated as follows:

	Years Ended December 31,
	2010	2009
Net income (loss)	$(4,602,174)	$3,983,010
Weighted-average number of shares used in basic earnings (loss) per share	55,765,935	54,177,677
Additional dilutive shares from the assumed exercise of outstanding:
Options	—	1,846,884
Restricted stock units	—	225,840
Warrants	—	575,185

Weighted-average number of shares used in diluted earnings (loss) per share	55,765,935	56,825,586

        Anti-dilutive common stock equivalents were excluded from the calculation of diluted income (loss) per share as follows:

	Years Ended December 31,
	2010	2009
Stock options	1,353,563	1,332,881
Warrants	14,687,079	15,343,549
Restricted stock units	85,041	225,840

Total	16,125,683	16,902,270